intangible assets and goodwill	6 Months Ended
Jun. 30, 2022
intangible assets and goodwill
intangible assets and goodwill

18intangible assets and goodwill

(a)Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer contracts,		Access to						Total
		related customer		rights-of-way,	Assets			Total		intangible
		relationships and		crowdsource assets	under		Spectrum	intangible		assets and
(millions)	Note	subscriber base	Software	and other	construction	Total	licences	assets	Goodwill [1]	goodwill
AT COST
As at January 1, 2022		$3,028	$6,723	$437	$275	$10,463	$12,185	$22,648	$7,645	$30,293
Additions		—	76	2	370	448	—	448	—	448
Additions arising from business acquisitions	(b)	204	18	23	—	245	—	245	196	441
Assets under construction put into service		—	208	—	(208)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	20	(289)	9	—	(260)	27	(233)	—	(233)
Net foreign exchange differences		(31)	—	(1)	—	(32)	—	(32)	(38)	(70)
As at June 30, 2022		$3,221	$6,736	$470	$437	$10,864	$12,212	$23,076	$7,803	$30,879
ACCUMULATED AMORTIZATION
As at January 1, 2022		$712	$4,279	$172	$—	$5,163	$—	$5,163	$364	$5,527
Amortization		162	392	32	—	586	—	586	—	586
Dispositions, retirements and other		11	(287)	(11)	—	(287)	—	(287)	—	(287)
Net foreign exchange differences		(8)	(1)	(2)	—	(11)	—	(11)	—	(11)
As at June 30, 2022		$877	$4,383	$191	$—	$5,451	$—	$5,451	$364	$5,815
NET BOOK VALUE
As at December 31, 2021		$2,316	$2,444	$265	$275	$5,300	$12,185	$17,485	$7,281	$24,766
As at June 30, 2022		$2,344	$2,353	$279	$437	$5,413	$12,212	$17,625	$7,439	$25,064

1	Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

As at June 30, 2022, our contractual commitments for the acquisition of intangible assets totalled $14 million over a period ending December 31, 2023 (December 31, 2021 – $26 million over a period ending December 31, 2023).

(b)Business acquisitions

Fully Managed Inc.

On January 1, 2022, we acquired 100% ownership of Fully Managed Inc., a provider of managed information technology support, technology strategy and network management. The acquisition was made with a view to growing our end-to-end capabilities to support small and medium-sized business customers.

The primary factor that contributed to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the acquired workforce and the benefits of acquiring an established business). The amount assigned to goodwill may be deductible for income tax purposes.

Vivint Smart Home

On June 8, 2022, we acquired the Canadian customers, assets and operations of Vivint Smart Home, a security business that is complementary to our existing lines of business. The investment was made with a view to leveraging our telecommunications infrastructure and expertise to continue to enhance connected home, business, security and health services for our customers.

The primary factor that contributed to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the acquired workforce and the benefits of acquiring an established business). The amount assigned to goodwill may be deductible for income tax purposes.

Individually immaterial transactions

During the six-month period ended June 30, 2022, we acquired 100% ownership of businesses complementary to our existing lines of business. The primary factor that gave rise to the recognition of goodwill was the earnings capacity of the acquired businesses in excess of the net tangible and intangible assets acquired (such excess arising from the low level of tangible assets relative to the earnings capacities of the businesses). A portion of the amounts assigned to goodwill may be deductible for income tax purposes. Any differences between the results of operations currently presented and pro forma operating revenues, net income and basic and diluted net income per Common Share amounts reflecting the results of operations as if the business acquisitions had been completed at the beginning of the current fiscal year are immaterial (as are the post-acquisition operating revenues and net income of the acquired businesses for the three-month and six-month periods ended June 30, 2022).

Acquisition-date fair values

Acquisition-date fair values assigned to the assets acquired and liabilities assumed are set out in the following table:

			Total of
			individually
	Fully	Vivint Smart	immaterial
(millions)	Managed Inc. [1]	Home [1]	transactions [1]	Total
Assets
Current assets
Cash	$3	$3	$1	$7
Accounts receivable [2]	49	9	3	61
Other	2	2	2	6
	54	14	6	74
Non-current assets
Property, plant and equipment Owned assets	1	—	9	10
Right-of-use lease assets	—	1	1	2
Intangible assets subject to amortization [3]	132	76	37	245
Other	—	4	—	4
	133	81	47	261
Total identifiable assets acquired	187	95	53	335
Liabilities
Current liabilities
Accounts payable and accrued liabilities	31	2	3	36
Income and other taxes payable	—	6	—	6
Advance billings and customer deposits	2	2	7	11
Current maturities of long-term debt	—	31	—	31
	33	41	10	84
Non-current liabilities
Long-term debt	70	—	5	75
Other long-term liabilities	2	—	3	5
Deferred income taxes	34	11	5	50
	106	11	13	130
Total liabilities assumed	139	52	23	214
Net identifiable assets acquired	48	43	30	121
Goodwill	77	58	61	196
Net assets acquired	$125	$101	$91	$317
Acquisition effected by way of:
Cash consideration	$90	$101	$82	$273
Provisions	29	—	9	38
Issue of TELUS Corporation Common Shares	6	—	—	6
	$125	$101	$91	$317

1	The purchase price allocation, primarily in respect of customer contracts, related customer relationships and leasehold interests and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.
2	The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimate at the acquisition date of the contractual cash flows expected to be collected.
3	Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over a period of 8 years; software is expected to be amortized over a period of 5 years; and other intangible assets are expected to be amortized over a period of 5 years.

(c)LifeWorks Inc.

On June 16, 2022, we announced that we had entered into a definitive agreement with LifeWorks Inc. pursuant to which we would acquire all of the issued and outstanding common share of LifeWorks Inc. for $33.00 per LifeWorks Inc. common share, representing total offer consideration of approximately $2.3 billion, and the assumption of net debt of approximately $0.6 billion, subject to the satisfaction of customary closing conditions. The proposed acquisition would be complementary to our vision of employer-based healthcare, increasing access to high quality, proactive healthcare and mental wellness for employees by unifying digital-first solutions across the care continuum. Aggregate consideration to LifeWorks Inc. common shareholders will consist of 50% in cash and 50% in our Common Shares (approximately 37 million Common Shares at a ratio of 1.06420 Common Share per LifeWorks Inc. common share). The proposed transaction is subject to satisfaction of customary closing conditions, including court, LifeWorks Inc. shareholders, stock exchange and regulatory approvals, and is expected to close in or about the fourth quarter of 2022. As of August 4, 2022, the LifeWorks Inc. shareholders had approved the transaction (99.93% of votes) and we had received conditional approval from the Toronto Stock Exchange and clearance from the New York Stock Exchange for the listing of our Common Shares issuable to LifeWorks Inc. shareholders, subject to satisfaction of customary listing conditions; as of August 5, 2022, all the requisite court and regulatory approvals had not been received.